LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENT
Schedule of long-term investment

	As of December 31,
	2024	2023
Investment in Anhui Kaixin New Energy Vehicle Co., Ltd. (“Anhui Kaixin”)	$393	$—
Less: share of equity loss	—	—
	$393	$—